Net financial income (loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Interests and gains on financial assets	€ 2,437	€ 3,177	€ 546
Unrealized gains on financials assets	1,983	1,648	418
Foreign exchange gains	1,658	2,109	3,810
Other financial income		0	0
Financial income	6,079	6,934	4,775
Foreign exchange losses	(3,409)	(1,195)	(2,983)
Unrealized losses on financial assets		0	(2,050)
Interest on financial liabilities	(566)	(640)	(288)
Other financial expenses		0	0
Financial expenses	(3,975)	(1,835)	(5,321)
Net financial income (loss)	€ 2,104	€ 5,099	€ (546)